Derivative Instruments - Oil and Natural-Gas Production/Processing Derivative Activities Table (Detail) - Not Designated as Hedging Instrument [Member] - Three Way Collars Oil 2019 [Member]
MBbls / d in Thousands
12 Months Ended
Dec. 31, 2018 MBbls / d $ / bbl
Derivative [Line Items]
Oil derivative nonmonetary notional amount per day | MBbls / d	87
Call Option [Member] | Short [Member]
Average price per barrel or MMBtu
Ceiling sold price	72.98
Put Option [Member] | Short [Member]
Average price per barrel or MMBtu
Floor price	46.72
Put Option [Member] | Long [Member]
Average price per barrel or MMBtu
Floor price	56.72